Non-current financial assets (Details) - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
Non-current financial assets
Security rental deposits	SFr 54,355	SFr 57,908
Total non-current financial assets	SFr 54,355	SFr 57,908